Inventory - 10K (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2016 USD ($) Course	Mar. 31, 2015 USD ($) Course	Dec. 31, 2015 USD ($) Course	Dec. 31, 2014 USD ($) Course
Inventory [Line Items]
Work in process	$ 22,841,861		$ 12,447,088	$ 16,688,682
Finished goods			0	2,355,795
Inventory	$ 22,841,861		12,447,088	19,044,477
Inventory write-downs		$ 27,000	$ 60,000	$ 1,000,000
BARDA Contract
Inventory [Line Items]
Number of courses delivered and accepted | Course	383,754	1,400,000	383,754	1,400,000